Income and deferred tax - Reconciliation of effective tax rates (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax
Income (loss) before taxes	€ (80,593)	€ (153,956)	€ 236,980
Expected German income tax rate	32.28%	32.28%	32.28%
Expected income tax benefit (expense)	€ 26,015	€ 49,697	€ (76,497)
Non-deductible expenses	(8,274)	(59,543)	(511)
R&D tax credits	8,558	13,454	6,742
Tax free income	7,968	3,184	71,917
Permanent differences from GILTI	(156)	(3,724)	(444)
Tax effects from investments accounted for using the equity method	(8,373)	(5,152)	(9,300)
Deviation tax rates to expected tax rate	(1,343)	448	1,815
Change in tax rates	(251)	636	521
Change in recognition of deferred tax assets	(25,568)	(19,167)	(10,247)
Current Taxes related to prior years	(2,666)	156	(4,095)
Deferred Taxes related to prior years	556	(1,348)	(570)
Other	213	(341)	(801)
Tax expense recognized in the income statement	€ (3,320)	€ (21,698)	€ (21,470)
Effective income tax rate	(4.12%)	(14.09%)	9.06%
Solidarity surcharge rate	15.825%
Minimum
Tax
Trade tax rate	11.55%
Maximum
Tax
Trade tax rate	16.625%